Pledged Assets and Collateral (Associated Liabilities Collateralized by Pledged Assets) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2019	Mar. 31, 2018
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Deposits	¥ 386	¥ 256
Payables under repurchase agreements	3,435	5,518
Payables under securities lending transactions	1,675	1,193
Other short-term borrowings	519	441
Long-term debt	1,431	3,179
Total	¥ 7,446	¥ 10,587